UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number:
                                               ---------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Itau USA Asset Management Inc.
Address:      767 Fifth Avenue
              50th Floor
              New York, NY 10153

Form 13F File Number: 28-14678

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jake Shaeffer
Title:   Treasurer
Phone:   (212) 710-6715

Signature, Place, and Date of Signing:

     /s/ Jake Shaeffer               New York, NY            November 7, 2012
---------------------------    ------------------------   ----------------------
        [Signature]                  [City, State]                [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:          60
Form 13F Information Table Value Total:          $423,560
                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                    FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                  TITLE OF              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER              CLASS       CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED     NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
AEROPOSTALE                   COM            007865108      193    14,300 SH        DEFINED                                  14,300
------------------------------------------------------------------------------------------------------------------------------------
SPDR SERIES TRUST             S&P REGL BKG   78464A698      209     7,300 SH        DEFINED                                   7,300
------------------------------------------------------------------------------------------------------------------------------------
TIMKEN CO                     COM            887389104      212     5,715 SH        DEFINED                                   5,715
------------------------------------------------------------------------------------------------------------------------------------
AMPHENOL CORP NEW             CL A           032095101      233     3,950 SH        DEFINED                                   3,950
------------------------------------------------------------------------------------------------------------------------------------
BROADRIDGE FINL SOLUTIONS IN  COM            11133T103      237    10,150 SH        DEFINED                                  10,150
------------------------------------------------------------------------------------------------------------------------------------
TIFFANY & CO NEW              COM            886547108      243     3,925 SH        DEFINED                                   3,925
------------------------------------------------------------------------------------------------------------------------------------
BIG LOTS INC                  COM            089302103      250     8,450 SH        DEFINED                                   8,450
------------------------------------------------------------------------------------------------------------------------------------
AZZ INC                       COM            002474104      266     7,010 SH        DEFINED                                   7,010
------------------------------------------------------------------------------------------------------------------------------------
MSC INDL DIRECT INC           CL A           553530106      273     4,050 SH        DEFINED                                   4,050
------------------------------------------------------------------------------------------------------------------------------------
BMC SOFTWARE INC              COM            055921100      288     6,935 SH        DEFINED                                   6,935
------------------------------------------------------------------------------------------------------------------------------------
EXPEDITORS INTL WASH INC      COM            302130109      306     8,425 SH        DEFINED                                   8,425
------------------------------------------------------------------------------------------------------------------------------------
ADVANCE AUTO PARTS INC        COM            00751Y106      361     5,275 SH        DEFINED                                   5,275
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL PMTS INC               COM            37940X102      384     9,175 SH        DEFINED                                   9,175
------------------------------------------------------------------------------------------------------------------------------------
GRUPO AEROPORTUARIO CTR NORT  SPON ADR       400501102      388    21,600 SH        DEFINED                                  21,600
------------------------------------------------------------------------------------------------------------------------------------
CAREFUSION CORP               COM            14170T101      390    13,725 SH        DEFINED                                  13,725
------------------------------------------------------------------------------------------------------------------------------------
WESTERN UN CO                 COM            959802109      398    21,850 SH        DEFINED                                  21,850
------------------------------------------------------------------------------------------------------------------------------------
DAVITA INC                    COM            23918K108      407     3,925 SH        DEFINED                                   3,925
------------------------------------------------------------------------------------------------------------------------------------
COCA COLA FEMSA S A B DE C V  SPON ADR REP L 191241108      551     4,270 SH        DEFINED                                   4,270
------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA SIDERURGICA NACION  SPONSORED ADR  20440W105      716   127,096 SH        DEFINED                                 127,096
------------------------------------------------------------------------------------------------------------------------------------
BANCO DE CHILE                SPONSORED ADR  059520106      859    10,305 SH        DEFINED                                  10,305
------------------------------------------------------------------------------------------------------------------------------------
                              SPN ADR
COMPANHIA BRASILEIRA DE DIST  PFD CL A       20440T201    1,523    33,767 SH        DEFINED                                  33,767
------------------------------------------------------------------------------------------------------------------------------------
SOUTHERN COPPER CORP          COM            84265V105    1,708    49,703 SH        DEFINED                                  49,703
------------------------------------------------------------------------------------------------------------------------------------
GRUPO AEROPORTUARIO DEL SURE  SPON ADR SER B 40051E202    1,865    21,053 SH        DEFINED                                  21,053
------------------------------------------------------------------------------------------------------------------------------------
                              SPON ADR
GRUPO TELEVISA SA             REP ORD        40049J206    2,304    98,000 SH        DEFINED                                  98,000
------------------------------------------------------------------------------------------------------------------------------------
RIO TINTO PLC                 SPONSORED ADR  767204100    2,432    52,000 SH        DEFINED                                  52,000
------------------------------------------------------------------------------------------------------------------------------------
COMPANIA DE MINAS BUENAVENTU  SPONSORED ADR  204448104    2,528    64,897 SH        DEFINED                                  64,897
------------------------------------------------------------------------------------------------------------------------------------
SOCIEDAD QUIMICA MINERA DE C  SPON ADR SER B 833635105    2,551    41,390 SH        DEFINED                                  41,390
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                    S&P LTN AM 40  464287390    2,587    60,760 SH        DEFINED                                  60,760
------------------------------------------------------------------------------------------------------------------------------------
CPFL ENERGIA S A              SPONSORED ADR  126153105    2,618   119,500 SH        DEFINED                                 119,500
------------------------------------------------------------------------------------------------------------------------------------
TIM PARTICIPACOES S A         SPONSORED ADR  88706P205    2,670   138,900 SH        DEFINED                                 138,900
------------------------------------------------------------------------------------------------------------------------------------
ENERSIS S A                   SPONSORED ADR  29274F104    3,780   230,652 SH        DEFINED                                 230,652
------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA ENERGETICA DE MINA  SP ADR N-V PFD 204409601    3,936   324,736 SH        DEFINED                                 324,736
------------------------------------------------------------------------------------------------------------------------------------
CEMEX SAB DE CV               SPON ADR NEW   151290889    4,507   540,998 SH        DEFINED                                 540,998
------------------------------------------------------------------------------------------------------------------------------------
ISHARES INC                   MSCI CDA INDEX 464286509    5,187   182,068 SH        DEFINED                                 182,068
------------------------------------------------------------------------------------------------------------------------------------
ULTRAPAR PARTICIPACOES S A    SP ADR REP COM 90400P101    5,302   237,637 SH        DEFINED                                 237,637
------------------------------------------------------------------------------------------------------------------------------------
                              SP ADR
EMBRAER S A                   REP 4 COM      29082A107    5,546   208,349 SH        DEFINED                                 208,349
------------------------------------------------------------------------------------------------------------------------------------
ISHARES INC                   MSCI JAPAN     464286848    5,645   615,541 SH        DEFINED                                 615,541
------------------------------------------------------------------------------------------------------------------------------------


                                                    FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                  TITLE OF              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER              CLASS       CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED     NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
TELEFONICA BRASIL SA          SPONSORED ADR  87936R106    5,908   271,741 SH        DEFINED                                 271,741
------------------------------------------------------------------------------------------------------------------------------------
VALE S A                      ADR REPSTG PFD 91912E204    6,216   358,054 SH        DEFINED                                 358,054
------------------------------------------------------------------------------------------------------------------------------------
BRF-BRASIL FOODS S A          SPONSORED ADR  10552T107    6,502   375,826 SH        DEFINED                                 375,826
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                    HIGH YLD CORP  464288513    6,511    70,537 SH        DEFINED                                  70,537
------------------------------------------------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG 71654V101    7,038   318,900 SH        DEFINED                                 318,900
------------------------------------------------------------------------------------------------------------------------------------
ISHARES S&P GSCI COMMODITY I  UNIT BEN INT   46428R107    7,236   214,082 SH        DEFINED                                 214,082
------------------------------------------------------------------------------------------------------------------------------------
GRAN TIERRA ENERGY INC        COM            38500T101    7,892 1,526,554 SH        DEFINED                               1,526,554
------------------------------------------------------------------------------------------------------------------------------------
FOMENTO ECONOMICO MEXICANO S  SPON ADR UNITS 344419106    8,489    92,295 SH        DEFINED                                  92,295
------------------------------------------------------------------------------------------------------------------------------------
SPDR GOLD TRUST               GOLD SHS       78463V107    8,757    50,943 SH        DEFINED                                  50,943
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                    RUSSELL 2000   464287655    9,025   108,166 SH        DEFINED                                 108,166
------------------------------------------------------------------------------------------------------------------------------------
ISHARES INC                   MSCI PAC J IDX 464286665   10,168   228,033 SH        DEFINED                                 228,033
------------------------------------------------------------------------------------------------------------------------------------
GERDAU S A                    SPONSORED ADR  373737105   10,566 1,110,992 SH        DEFINED                               1,110,992
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                    MSCI EMERG MKT 464287234   10,989   265,905 SH        DEFINED                                 265,905
------------------------------------------------------------------------------------------------------------------------------------
ISHARES INC                   MSCI BRAZIL    464286400   11,217   207,500 SH        DEFINED                                 207,500
------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA DE BEBIDAS DAS AME  SPON ADR PFD   20441W203   16,144   421,955 SH        DEFINED                                 421,955
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                    JPMORGAN USD   464288281   17,927   147,838 SH        DEFINED                                 147,838
------------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL SAB DE CV       SPON ADR L SHS 02364W105   21,015   826,384 SH        DEFINED                                 826,384
------------------------------------------------------------------------------------------------------------------------------------
                              SPON ADR
ITAU UNIBANCO HLDG SA         REP PFD        465562106   25,648 1,678,511 SH        DEFINED                               1,678,511
------------------------------------------------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR  71654V408   25,674 1,119,407 SH        DEFINED                               1,119,407
------------------------------------------------------------------------------------------------------------------------------------
VALE S A                      ADR            91912E105   26,507 1,480,814 SH        DEFINED                               1,480,814
------------------------------------------------------------------------------------------------------------------------------------
BANCO BRADESCO S A            SP ADR PFD NEW 059460303   26,698 1,661,334 SH        DEFINED                               1,661,334
------------------------------------------------------------------------------------------------------------------------------------
                              MSCI
VANGUARD INTL EQUITY INDEX F  EUROPE ETF     922042874   29,798   658,366 SH        DEFINED                                 658,366
------------------------------------------------------------------------------------------------------------------------------------
SPDR S&P 500 ETF TR           TR UNIT        78462F103   53,786   373,591 SH        DEFINED                                 373,591
------------------------------------------------------------------------------------------------------------------------------------